Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade Notes and Accounts Payable
25.
TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$16,429	$14,396

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.